Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Cumulative effect due to adoption of new accounting standard	AerCap Holdings N.V. shareholders’ equity	AerCap Holdings N.V. shareholders’ equity Cumulative effect due to adoption of new accounting standard	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated retained earnings	Accumulated retained earnings Cumulative effect due to adoption of new accounting standard	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2019					141,847,345
Beginning balance at Dec. 31, 2019	$ 9,382,205	$ (25,778)	$ 9,314,897	$ (25,778)	$ 1,754	$ 2,209,462	$ (537,341)	$ (93,587)	$ 7,734,609	$ (25,778)	$ 67,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(2,746)										(2,746)
Repurchase of shares	(117,302)		(117,302)				(117,302)
Share cancellation (in shares)					(3,000,000)
Share cancellation	0				$ (33)	(149,203)	149,236
Ordinary shares issued, net of tax withholdings	(6,674)		(6,674)			(16,618)	9,190		754
Share-based compensation	32,508		32,508			32,508
Total comprehensive income (loss)	440,850		436,326					(86,559)	522,885		4,524
Ending balance (in shares) at Jun. 30, 2020					138,847,345
Ending balance at Jun. 30, 2020	9,703,063		9,633,977		$ 1,721	2,076,149	(496,217)	(180,146)	8,232,470		69,086
Beginning balance (in shares) at Mar. 31, 2020					138,847,345
Beginning balance at Mar. 31, 2020	9,451,986		9,382,926		$ 1,721	2,067,647	(498,003)	(174,581)	7,986,142		69,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(1,518)										(1,518)
Ordinary shares issued, net of tax withholdings	(4,197)		(4,197)			(6,250)	1,786		267
Share-based compensation	14,752		14,752			14,752
Total comprehensive income (loss)	242,040		240,496					(5,565)	246,061		1,544
Ending balance (in shares) at Jun. 30, 2020					138,847,345
Ending balance at Jun. 30, 2020	9,703,063		9,633,977		$ 1,721	2,076,149	(496,217)	(180,146)	8,232,470		69,086
Beginning balance (in shares) at Dec. 31, 2020					138,847,345,000
Beginning balance at Dec. 31, 2020	8,932,486		8,864,470		$ 1,721	2,078,125	(459,994)	(155,085)	7,399,703		68,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(183)										(183)
Repurchase of shares	(28,668)		(28,668)				(28,668)
Ordinary shares issued, net of tax withholdings	(9,399)		(9,399)			(195,340)	174,710		11,231
Share-based compensation	41,986		41,986			41,986
Total comprehensive income (loss)	515,277		515,148					37,372	477,776		129
Ending balance (in shares) at Jun. 30, 2021					138,847,345,000
Ending balance at Jun. 30, 2021	9,451,499		9,383,537		$ 1,721	1,924,771	(313,952)	(117,713)	7,888,710		67,962
Beginning balance (in shares) at Mar. 31, 2021					138,847,345,000
Beginning balance at Mar. 31, 2021	9,207,234		9,139,325		$ 1,721	2,088,760	(443,228)	(133,633)	7,625,705		67,909
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(55)										(55)
Repurchase of shares	(28,668)		(28,668)				(28,668)
Ordinary shares issued, net of tax withholdings	(18,851)		(18,851)			(190,049)	157,944		13,254
Share-based compensation	26,060		26,060			26,060
Total comprehensive income (loss)	265,779		265,671					15,920	249,751		108
Ending balance (in shares) at Jun. 30, 2021					138,847,345,000
Ending balance at Jun. 30, 2021	$ 9,451,499		$ 9,383,537		$ 1,721	$ 1,924,771	$ (313,952)	$ (117,713)	$ 7,888,710		$ 67,962